UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22131

Miller Investment Trust
(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA	02481
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	781-416-4000

Date of fiscal year end:	10/31

Date of reporting period:	10/31/24

Refile to update the TSRs to include broad-based index and add reference to Items 8-11.

Item 1. Reports to Stockholders.

(a)

Miller Convertible Bond Fund - Class A (MCFAX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.51%

How did the Fund perform during the reporting period?

During the reporting period ending 10/31/24, the Miller Convertible Bond Fund underperformed the benchmark V0A0 index. Equity prices moved higher and bond yields turned lower, leading to the Fund’s underperformance.

Over the past year the broad equity markets were up over 30%. The average bond price in the benchmark index, V0A0, is six points higher than the Fund, making it more equity sensitive. The Fund was underweight technology and financials which also led to the underperformance. During the reporting period, equity returns in these sectors were up 51.25% and 46.39%, respectively.

Over the past year the yield curve shifted lower by 50 basis points. The duration of the Fund is approximately two years lower than the benchmark. In a period of falling interest rates, high duration portfolios generally outperform low duration portfolios. With respect to credit, the Fund has a higher credit quality than the benchmark index. In a “risk on” environment, lower credit quality outperformed higher credit quality.

The Fund remains positioned in a conservative manner with an average bond price near $100. We are currently maintaining a low duration, to immunize the Fund from interest rate moves, and to minimize long-term business risk. The portfolio is constructed of high-quality credits due to our belief that investors are not adequately compensated for taking on corporate credit risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Miller Convertible Bond Fund - $14,146
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $24,476
Bloomberg U.S. Aggregate Bond Index - $11,593
ICE BofA All Yield Alternatives US Convertibles Index - $15,393
$30,000
$20,000
$10,000
$0
$24,476
$15,393
$14,146
$11,593
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA All Yield Alternatives US Convertibles Index
10/31/14	$9,423	$10,000	$10,000	$10,000
10/31/15	$9,470	$9,963	$10,196	$9,493
10/31/16	$9,950	$10,409	$10,641	$9,784
10/31/17	$10,817	$12,563	$10,737	$10,669
10/31/18	$10,654	$13,072	$10,517	$11,105
10/31/19	$11,227	$14,691	$11,727	$12,047
10/31/20	$12,611	$19,272	$12,453	$12,827
10/31/21	$13,941	$25,825	$12,393	$14,875
10/31/22	$12,623	$20,192	$10,450	$12,411
10/31/23	$12,559	$20,206	$10,487	$13,004
10/31/24	$14,146	$24,476	$11,593	$15,393

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund
Without Load	12.64%	4.73%	4.15%
With Load	8.42%	3.49%	3.53%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	21.14%	10.75%	9.36%
ICE BofA All Yield Alternatives US Convertibles Index	18.37%	5.02%	4.41%

From October 31, 2020 to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The performance presented for the ICE BofA All Convertibles Exclude Mandatory All Qualities Index reflects the performance of that index, the ICE BofA All Yield Alternatives US Convertibles Index and other predecessor indexes for the applicable periods.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$669,852,539
  Number of Portfolio Holdings78
  Advisory Fee $5,085,796
  Portfolio Turnover73%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
28.2%
Industrials
20.0%
Health Care
17.2%
Consumer Discretionary
13.5%
Communications
5.4%
Utilities
4.9%
Energy
4.8%
Financials
2.7%
Money Market Funds
2.0%
Consumer Staples
1.1%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	1.1%
Money Market Funds	2.0%
Financials	2.7%
Energy	4.8%
Utilities	4.9%
Communications	5.4%
Consumer Discretionary	13.5%
Health Care	17.2%
Industrials	20.0%
Technology	28.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 4.980%, 09/24/25	3.6%
Alphabet, Inc. - UBS AG Synthetic, 5.840%, 09/25/26	2.8%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.8%
Everest Group Ltd. - Bank of Montreal Synthetic, 4.670%, 09/27/27	2.7%
LCI Industries, 1.125%, 05/15/26	2.7%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.6%
Jazz Investments I Ltd., 2.000%, 06/15/26	2.5%
Ford Motor Company, 2.040%, 03/15/26	2.5%
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic, 1.470%, 02/03/28	2.5%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.5%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Miller Convertible Bond Fund - Class A (MCFAX)

Annual Shareholder Report - October 31, 2024

Additional information is available on the Fund's website ( www.millerfamilyoffunds.com/funddocuments ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-MCFAX

Miller Convertible Bond Fund - Class C (MCFCX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	2.02%

How did the Fund perform during the reporting period?

During the reporting period ending 10/31/24, the Miller Convertible Bond Fund underperformed the benchmark V0A0 index. Equity prices moved higher and bond yields turned lower, leading to the Fund’s underperformance.

Over the past year the broad equity markets were up over 30%. The average bond price in the benchmark index, V0A0, is six points higher than the Fund, making it more equity sensitive. The Fund was underweight technology and financials which also led to the underperformance. During the reporting period, equity returns in these sectors were up 51.25% and 46.39%, respectively.

Over the past year the yield curve shifted lower by 50 basis points. The duration of the Fund is approximately two years lower than the benchmark. In a period of falling interest rates, high duration portfolios generally outperform low duration portfolios. With respect to credit, the Fund has a higher credit quality than the benchmark index. In a “risk on” environment, lower credit quality outperformed higher credit quality.

The Fund remains positioned in a conservative manner with an average bond price near $100. We are currently maintaining a low duration, to immunize the Fund from interest rate moves, and to minimize long-term business risk. The portfolio is constructed of high-quality credits due to our belief that investors are not adequately compensated for taking on corporate credit risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Miller Convertible Bond Fund - $14,278
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $24,476
Bloomberg U.S. Aggregate Bond Index - $11,593
ICE BofA All Yield Alternatives US Convertibles Index - $15,393
$30,000
$20,000
$10,000
$0
$24,476
$15,393
$14,278
$11,593
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA All Yield Alternatives US Convertibles Index
10/31/14	$10,000	$10,000	$10,000	$10,000
10/31/15	$10,007	$9,963	$10,196	$9,493
10/31/16	$10,457	$10,409	$10,641	$9,784
10/31/17	$11,309	$12,563	$10,737	$10,669
10/31/18	$11,078	$13,072	$10,517	$11,105
10/31/19	$11,623	$14,691	$11,727	$12,047
10/31/20	$12,980	$19,272	$12,453	$12,827
10/31/21	$14,276	$25,825	$12,393	$14,875
10/31/22	$12,874	$20,192	$10,450	$12,411
10/31/23	$12,738	$20,206	$10,487	$13,004
10/31/24	$14,278	$24,476	$11,593	$15,393

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund	12.09%	4.20%	3.63%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	21.14%	10.75%	9.36%
ICE BofA All Yield Alternatives US Convertibles Index	18.37%	5.02%	4.41%

From October 31, 2020 to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The performance presented for the ICE BofA All Convertibles Exclude Mandatory All Qualities Index reflects the performance of that index, the ICE BofA All Yield Alternatives US Convertibles Index and other predecessor indexes for the applicable periods.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$669,852,539
  Number of Portfolio Holdings78
  Advisory Fee $5,085,796
  Portfolio Turnover73%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	1.1%
Money Market Funds	2.0%
Financials	2.7%
Energy	4.8%
Utilities	4.9%
Communications	5.4%
Consumer Discretionary	13.5%
Health Care	17.2%
Industrials	20.0%
Technology	28.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 4.980%, 09/24/25	3.6%
Alphabet, Inc. - UBS AG Synthetic, 5.840%, 09/25/26	2.8%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.8%
Everest Group Ltd. - Bank of Montreal Synthetic, 4.670%, 09/27/27	2.7%
LCI Industries, 1.125%, 05/15/26	2.7%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.6%
Jazz Investments I Ltd., 2.000%, 06/15/26	2.5%
Ford Motor Company, 2.040%, 03/15/26	2.5%
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic, 1.470%, 02/03/28	2.5%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.5%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Miller Convertible Bond Fund - Class C (MCFCX)

Annual Shareholder Report - October 31, 2024

Additional information is available on the Fund's website ( www.millerfamilyoffunds.com/funddocuments ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-MCFCX

Miller Convertible Bond Fund - Class I (MCIFX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.02%

How did the Fund perform during the reporting period?

During the reporting period ending 10/31/24, the Miller Convertible Bond Fund underperformed the benchmark V0A0 index. Equity prices moved higher and bond yields turned lower, leading to the Fund’s underperformance.

Over the past year the broad equity markets were up over 30%. The average bond price in the benchmark index, V0A0, is six points higher than the Fund, making it more equity sensitive. The Fund was underweight technology and financials which also led to the underperformance. During the reporting period, equity returns in these sectors were up 51.25% and 46.39%, respectively.

Over the past year the yield curve shifted lower by 50 basis points. The duration of the Fund is approximately two years lower than the benchmark. In a period of falling interest rates, high duration portfolios generally outperform low duration portfolios. With respect to credit, the Fund has a higher credit quality than the benchmark index. In a “risk on” environment, lower credit quality outperformed higher credit quality.

The Fund remains positioned in a conservative manner with an average bond price near $100. We are currently maintaining a low duration, to immunize the Fund from interest rate moves, and to minimize long-term business risk. The portfolio is constructed of high-quality credits due to our belief that investors are not adequately compensated for taking on corporate credit risk.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Miller Convertible Bond Fund - $1,577,374
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $2,447,648
Bloomberg U.S. Aggregate Bond Index - $1,159,281
ICE BofA All Yield Alternatives US Convertibles Index - $1,539,311
$2,600,000
$2,080,000
$1,560,000
$1,040,000
$520,000
$0
$2,447,648
$1,577,374
$1,539,311
$1,159,281
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA All Yield Alternatives US Convertibles Index
Oct-2014	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2015	$1,010,847	$996,346	$1,019,562	$949,256
Oct-2016	$1,067,000	$1,040,944	$1,064,119	$978,362
Oct-2017	$1,165,917	$1,256,297	$1,073,721	$1,066,909
Oct-2018	$1,153,287	$1,307,154	$1,051,674	$1,110,492
Oct-2019	$1,221,369	$1,469,078	$1,172,715	$1,204,716
Oct-2020	$1,379,274	$1,927,176	$1,245,273	$1,282,674
Oct-2021	$1,531,509	$2,582,541	$1,239,319	$1,487,493
Oct-2022	$1,394,471	$2,019,154	$1,044,962	$1,241,138
Oct-2023	$1,393,042	$2,020,588	$1,048,684	$1,300,373
Oct-2024	$1,577,374	$2,447,648	$1,159,281	$1,539,311

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund	13.23%	5.25%	4.66%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	21.14%	10.75%	9.36%
ICE BofA All Yield Alternatives US Convertibles Index	18.37%	5.02%	4.41%

From October 31, 2020 to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The performance presented for the ICE BofA All Convertibles Exclude Mandatory All Qualities Index reflects the performance of that index, the ICE BofA All Yield Alternatives US Convertibles Index and other predecessor indexes for the applicable periods.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$669,852,539
  Number of Portfolio Holdings78
  Advisory Fee $5,085,796
  Portfolio Turnover73%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	1.1%
Money Market Funds	2.0%
Financials	2.7%
Energy	4.8%
Utilities	4.9%
Communications	5.4%
Consumer Discretionary	13.5%
Health Care	17.2%
Industrials	20.0%
Technology	28.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 4.980%, 09/24/25	3.6%
Alphabet, Inc. - UBS AG Synthetic, 5.840%, 09/25/26	2.8%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.8%
Everest Group Ltd. - Bank of Montreal Synthetic, 4.670%, 09/27/27	2.7%
LCI Industries, 1.125%, 05/15/26	2.7%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.6%
Jazz Investments I Ltd., 2.000%, 06/15/26	2.5%
Ford Motor Company, 2.040%, 03/15/26	2.5%
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic, 1.470%, 02/03/28	2.5%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.5%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Miller Convertible Bond Fund - Class I (MCIFX)

Annual Shareholder Report - October 31, 2024

Additional information is available on the Fund's website ( www.millerfamilyoffunds.com/funddocuments ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-MCIFX

Miller Intermediate Bond Fund - Class I (MIFIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Miller Intermediate Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.99%

How did the Fund perform during the reporting period?

Over the last year, ending 10/31/24, the Miller Intermediate Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index. Higher equity prices and lower credit quality led to outperformance when compared to the benchmark index.

Broader equity markets returned over 30% while traditional fixed income markets returned approximately 10% during the reporting period. The Fund’s exposure to convertible bonds, which are influenced by equity prices, led to outperformance when compared to fixed income benchmarks.

Partially offsetting the “equity effect” on the Fund’s laggard performance was the performance in fixed income market. Interest rates fell 50 to 60 basis points across the yield curve, leading to positive returns. The benchmark’s duration is 4.5 years higher than the Fund’s, offsetting some of the Fund’s outperformance. However, in a “risk on” environment, lower credit quality outperformed investment grade credits. The benchmark index is 100% investment grade, leading to underperformance when compared to the Fund.

The Miller Intermediate Bond Fund can invest in a wide range of fixed income instruments. The Fund currently has small allocations to US treasuries and investment grade corporate bonds. The current allocation reflects our views on interest rates and corporate credit spreads.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

Miller Intermediate Bond Fund - $1,572,294
Bloomberg U.S. Aggregate Bond Index - $1,150,036
$1,575,000
$1,260,000
$945,000
$630,000
$315,000
$0
$1,572,294
$1,150,036
Dec-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Miller Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$1,000,000	$1,000,000
Oct-2015	$1,039,242	$1,011,432
Oct-2016	$1,109,484	$1,055,633
Oct-2017	$1,157,685	$1,065,158
Oct-2018	$1,168,797	$1,043,288
Oct-2019	$1,228,179	$1,163,364
Oct-2020	$1,319,717	$1,235,342
Oct-2021	$1,462,635	$1,229,436
Oct-2022	$1,358,152	$1,036,629
Oct-2023	$1,379,178	$1,040,321
Oct-2024	$1,572,294	$1,150,036

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2014)
Miller Intermediate Bond Fund - Class I	14.00%	5.06%	4.71%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$206,221,625
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$1,272,219
  Portfolio Turnover115%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	92.7%
Corporate Bonds	5.9%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 23.4%
Industrials 18.4%
Health Care 18.3%
Consumer Discretionary 11.7%
Utilities 9.0%
Communications 6.6%
Consumer Staples 4.1%
Energy 3.7%
Financials 2.5%
Money Market Funds 1.4%
Other Assets in Excess of Liabilities 0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Money Market Funds	1.4%
Financials	2.5%
Energy	3.7%
Consumer Staples	4.1%
Communications	6.6%
Utilities	9.0%
Consumer Discretionary	11.7%
Health Care	18.3%
Industrials	18.4%
Technology	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Everest Group Ltd. - Bank of Montreal Synthetic, 4.670%, 09/27/27	2.5%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.5%
Air Transport Services Group, Inc., 3.875%, 08/15/29	2.5%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.4%
Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/25	2.4%
Walmart, Inc., 3.900%, 09/09/25	2.4%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.3%
John Bean Technologies Corporation, 0.250%, 05/15/26	2.2%
Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	2.2%
Advanced Energy Industries, Inc., 2.500%, 09/15/28	2.2%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Miller Intermediate Bond Fund - Class I (MIFIX)

Annual Shareholder Report - October 31, 2024

Additional information is available on the Fund's website ( www.millerfamilyoffunds.com/funddocuments ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-MIFIX

Miller Market Neutral Income Fund - Class I (MMNIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Miller Market Neutral Income Fund for the period of December 29, 2023 to October 31, 2024. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.68%Footnote Reference*

* Annualized.  Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

How did the Fund perform during the reporting period?

The Miller Market Neutral Income Fund has outperformed its benchmark as it nears in on it’s one year anniversary. While the benchmark Bloomberg 1-3 year US Government/Credit Index returned 3.78% year to date through 10/31/24, the Fund is up 7.98%.

Two factors have contributed to the Fund’s outperformance when compared to the benchmark. Convertible arbitrage seeks to take advantage of market volatility because the strategy employs options whose value generally increase with higher volatility. The VIX, an index that measures equity volatility, edged higher over the course of the reporting period. More importantly, there were several periods of elevated volatility during the year providing trading opportunities for the strategy.

The new deal market can be a source of outperformance for convertible arbitrage strategies. New deals are typically priced at “cheap” valuations so that they can be sold to the market. This year we have seen more convertible issuance than in the last two years. The Fund from time to time has been able to take advantage of new, undervalued bonds as a source of alpha.

The Miller Market Neutral Income Fund seeks to have positive returns in all market conditions. Furthermore, the Fund strives to have a return stream that is not volatile. As such, the Fund’s largest drawdown since its inception has only been 49 basis points.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

Miller Market Neutral Income Fund - $1,079,835
Bloomberg 1-3 Year US Government/Credit Index - $1,037,848
Bloomberg U.S. Aggregate Bond Index - $1,018,580
$1,080,000
$1,060,000
$1,040,000
$1,020,000
$1,000,000
$1,079,835
$1,037,848
$1,018,580
Dec-2023
Oct-2024

	Miller Market Neutral Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2023	$1,000,000	$1,000,000	$1,000,000
Oct-2024	$1,079,835	$1,037,848	$1,018,580

Average Annual Total Returns

Since Inception (December 29, 2023)
Miller Market Neutral Income Fund	7.98%
Bloomberg 1-3 Year US Government/Credit Index	3.78%
Bloomberg U.S. Aggregate Bond Index	1.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$37,512,097
  Number of Portfolio Holdings72
  Advisory Fee (net of waivers)$141,810
  Portfolio Turnover406%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market	0.7%
Energy	3.1%
Communications	3.2%
Financials	4.4%
Consumer Discretionary	5.8%
Industrials	10.6%
Utilities	10.7%
Technology	29.5%
Health Care	32.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microchip Technology, Inc., 0.125%, 11/15/24	4.7%
SoFi Technologies, Inc., 1.250%, 03/15/29	4.4%
Guidewire Software, Inc., 1.250%, 11/01/29	4.1%
Exact Sciences Corporation, 2.000%, 03/01/30	3.6%
Tyler Technologies, Inc., 0.250%, 03/15/26	3.4%
LivaNova USA, Inc., 2.500%, 03/15/29	3.4%
BlackLine, Inc., 1.000%, 06/01/29	3.3%
Winnebago Industries, Inc., 3.250%, 01/15/30	3.2%
Uber Technologies, Inc., 0.875%, 12/01/28	3.2%
Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	3.1%

Short Sector Weighting (% of net assets)

Value	Value
Energy	-0.6%
Communications	-1.9%
Consumer Discretionary	-2.0%
Financials	-3.1%
Utilities	-4.7%
Industrials	-4.8%
Technology	-13.6%
Health Care	-15.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Miller Market Neutral Income Fund - Class I (MMNIX)

Annual Shareholder Report - October 31, 2024

Additional information is available on the Fund's website ( www.millerfamilyoffunds.com/funddocuments ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-MMNIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Daniel Manzer is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Manzer is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $110,250
2023 –$126,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2024 - None
2023 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 - $19,440
2023 –$18,525

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Miller Convertible Bond Fund
Miller Intermediate Bond Fund
Miller Market Neutral Income Fund

Annual Financial Statements

and Additional Information

October 31, 2024

877- 441- 4434
www.MillerFamilyofFunds.com

Investment Advisor
Wellesley Asset Management, Inc.
100 Market Street, Suite 203
Portsmouth, NH 03801
781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 97.8%
	AEROSPACE & DEFENSE — 4.6%
16,000,000	Boeing Company - Bank of America Finance, LLC Synthetic(e)	5.0000	05/27/27	$14,977,600
12,000,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(e)	5.7860	11/06/26	15,751,800
				30,729,400
	AUTOMOTIVE — 2.5%
17,000,000	Ford Motor Company(a)	2.0400	03/15/26	16,536,564

	BEVERAGES — 0.0%(b)
100,000	MGP Ingredients, Inc.	1.8750	11/15/41	93,240

	BIOTECH & PHARMA — 16.8%
12,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	16,432,800
11,500,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	12,336,835
7,609,000	ANI Pharmaceuticals, Inc.(c)	2.2500	09/01/29	7,896,113
16,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	14,992,089
5,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	2.3100	11/01/24	5,012,500
16,000,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	15,361,789
17,000,000	Jazz Investments I Ltd.	2.0000	06/15/26	16,843,830
10,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	9,647,000
100,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	90,090
10,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	10,453,000
3,000,000	Merck & Co., Inc. - UBS AG Synthetic(e)	1.7721	05/25/28	3,161,100
100,000	Pacira BioSciences, Inc.	0.7500	08/01/25	96,166
100,000	Sarepta Therapeutics, Inc.	1.2500	09/15/27	113,374
				112,436,686
	CABLE & SATELLITE — 0.0%(b)
100,000	Sirius XM Holdings, Inc.	3.7500	03/15/28	110,476

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 97.8% (Continued)
	ELECTRIC UTILITIES — 4.8%
7,000,000	Alliant Energy Corporation	3.8750	03/15/26	$7,277,820
12,000,000	CenterPoint Energy, Inc.	4.2500	08/15/26	12,098,336
1,000,000	CMS Energy Corporation	3.3750	05/01/28	1,060,926
3,000,000	Ormat Technologies, Inc.	2.5000	07/15/27	3,159,280
8,000,000	PPL Capital Funding, Inc.	2.8750	03/15/28	8,371,069
100,000	Southern Company	3.8750	12/15/25	111,664
				32,079,095
	ELECTRICAL EQUIPMENT — 1.4%
7,000,000	Advanced Energy Industries, Inc.	2.5000	09/15/28	7,434,305
1,000,000	Bloom Energy Corporation	3.0000	06/01/28	875,571
100,000	Itron, Inc.(a)	(4.2800)	03/15/26	106,178
1,000,000	OSI Systems, Inc.(c)	2.2500	08/01/29	977,117
				9,393,171
	ENGINEERING & CONSTRUCTION — 3.7%
10,000,000	Fluor Corporation	1.1250	08/15/29	13,113,671
100,000	Granite Construction, Inc.	3.7500	05/15/28	190,173
9,000,000	Granite Construction, Inc.(c)	3.2500	06/15/30	11,551,457
				24,855,301
	GAS & WATER UTILITIES — 0.0%(b)
100,000	American Water Capital Corporation	3.6250	06/15/26	100,983

	HOME CONSTRUCTION — 2.4%
15,000,000	Meritage Homes Corporation(c)	1.7500	05/15/28	15,932,425

	HOUSEHOLD PRODUCTS — 1.1%
7,000,000	Spectrum Brands, Inc.(c)	3.3750	06/01/29	7,094,892

	INSURANCE — 2.7%
19,000,000	Everest Group Ltd. - Bank of Montreal Synthetic(e)	4.6700	09/27/27	18,079,070

	INTERNET MEDIA & SERVICES — 11.8%
100,000	Airbnb, Inc.(a)	5.2900	03/15/26	93,182
100,000	Alphabet, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	5.4000	09/24/26	112,910
17,000,000	Alphabet, Inc. - UBS AG Synthetic(e)	5.8400	09/25/26	19,041,700
20,000,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	24,278,000
100,000	Expedia Group, Inc.(a)	2.9200	02/15/26	96,346

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 97.8% (Continued)
	INTERNET MEDIA & SERVICES — 11.8% (Continued)
100,000	Lyft, Inc.(c)	0.6250	03/01/29	$97,361
15,000,000	Spotify USA, Inc.(a)	(0.5600)	03/15/26	15,114,864
14,000,000	Uber Technologies, Inc.(a)	(6.3500)	12/15/25	15,070,121
5,000,000	Zillow Group, Inc.	2.7500	05/15/25	5,399,774
				79,304,258
	LEISURE / ENTERTAINMENT — 2.3%
6,000,000	Walt Disney Company - Barclays Bank PLC Synthetic(e)	5.5800	03/02/26	5,871,600
10,000,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(e)	5.0858	02/27/26	9,750,500
				15,622,100
	LEISURE PRODUCTS — 5.1%
18,000,000	LCI Industries	1.1250	05/15/26	17,932,952
17,000,000	Winnebago Industries, Inc.(c)	3.2500	01/15/30	16,412,795
				34,345,747
	MACHINERY — 3.7%
13,000,000	Cummins, Inc. - Barclays Bank PLC Synthetic(e)	4.9100	02/12/26	14,972,100
10,000,000	John Bean Technologies Corporation	0.2500	05/15/26	9,625,775
				24,597,875
	MEDICAL EQUIPMENT & DEVICES — 0.5%
100,000	Dexcom, Inc.	0.2500	11/15/25	95,382
100,000	Haemonetics Corporation(c)	2.5000	06/01/29	95,957
3,000,000	NuVasive, Inc.	0.3750	03/15/25	2,943,321
				3,134,660
	OIL & GAS — 4.7%
100,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	116,970
18,000,000	Schlumberger Limited - Royal Bank of Canada Synthetic(e)	4.6400	09/25/27	17,285,400
7,000,000	Shell PLC - BofA Finance, LLC Synthetic(e)	4.5500	12/18/25	7,314,300
7,000,000	Shell PLC - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	12/17/25	7,240,100
				31,956,770
	RETAIL - DISCRETIONARY — 1.1%
100,000	Burlington Stores, Inc.	2.2500	04/15/25	118,479
5,000,000	Patrick Industries, Inc.	1.7500	12/01/28	6,920,153
				7,038,632

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 97.8% (Continued)
	SEMICONDUCTORS — 6.5%
16,000,000	Intel Corporation - Royal Bank of Canada Synthetic(e)	4.8421	07/15/27	$14,715,200
13,000,000	ON Semiconductor Corporation	0.5000	03/01/29	12,982,116
18,000,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	15,785,525
				43,482,841
	SOFTWARE — 7.5%
10,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	10,308,187
1,000,000	Box, Inc.(c)	1.5000	09/15/29	982,329
19,500,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	18,989,100
16,000,000	Nice Ltd.(a)	5.6300	09/15/25	15,249,737
5,000,000	Pegasystems, Inc.	0.7500	03/01/25	4,919,909
100,000	Shopify, Inc.	0.1250	11/01/25	96,178
				50,545,440
	TECHNOLOGY HARDWARE — 6.2%
11,000,000	IMAX Corporation	0.5000	04/01/26	11,487,271
18,000,000	Super Micro Computer, Inc.(a),(c)	5.9400	03/01/29	14,018,220
16,000,000	Viavi Solutions, Inc.	1.6250	03/15/26	16,106,960
				41,612,451
	TECHNOLOGY SERVICES — 1.7%
100,000	Euronet Worldwide, Inc.	0.7500	03/15/49	98,331
12,000,000	Global Payments, Inc.(c)	1.5000	03/01/31	11,447,526
				11,545,857
	TRANSPORTATION & LOGISTICS — 4.5%
17,000,000	Air Transport Services Group, Inc.	3.8750	08/15/29	16,239,167
1,000,000	Southwest Airlines Company	1.2500	05/01/25	1,012,765
12,000,000	World Kinect Corporation	3.2500	07/01/28	13,177,293
				30,429,225
	TRANSPORTATION EQUIPMENT — 2.2%
12,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	14,449,892

	TOTAL CONVERTIBLE BONDS (Cost $626,830,304)			655,507,051

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUND - 2.0%
13,248,514	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.76% (Cost $13,248,514)(d)	$13,248,514

	TOTAL INVESTMENTS - 99.8% (Cost $640,078,818)	$668,755,565
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	1,096,974
	NET ASSETS - 100.0%	$669,852,539

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of October 31, 2024

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, the total market value of 144A securities is $86,506,192 or 12.9% of net assets.

(d)	Rate disclosed is the seven-day effective yield as of October 31, 2024.

(e)	Interest rate represents the comparable yield on the contingent payment debt instrument. See Note 2.

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 91.8%
	AEROSPACE & DEFENSE — 3.1%
4,500,000	Boeing Company - Bank of America Finance, LLC Synthetic(e)	5.0000	05/27/27	$4,212,450
1,700,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(e)	5.7860	11/06/26	2,231,505
				6,443,955
	AUTOMOTIVE — 2.1%
4,500,000	Ford Motor Company(a)	2.0400	03/15/26	4,377,326

	BIOTECH & PHARMA — 14.2%
1,600,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	2,191,040
4,300,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	4,612,903
2,500,000	ANI Pharmaceuticals, Inc.(b)	2.2500	09/01/29	2,594,333
4,600,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	4,310,226
2,200,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	2.3100	11/01/24	2,205,500
4,500,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	4,320,503
4,500,000	Jazz Investments I Ltd.	2.0000	06/15/26	4,458,661
3,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	2,702,700
1,800,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	1,881,540
				29,277,406
	ELECTRIC UTILITIES — 9.0%
3,000,000	Alliant Energy Corporation	3.8750	03/15/26	3,119,066
4,000,000	CenterPoint Energy, Inc.	4.2500	08/15/26	4,032,778
1,800,000	CMS Energy Corporation	3.3750	05/01/28	1,909,667
4,000,000	Ormat Technologies, Inc.	2.5000	07/15/27	4,212,373
3,000,000	PPL Capital Funding, Inc.	2.8750	03/15/28	3,139,151
1,900,000	Southern Company	3.8750	12/15/25	2,121,625
				18,534,660
	ELECTRICAL EQUIPMENT — 3.2%
4,300,000	Advanced Energy Industries, Inc.	2.5000	09/15/28	4,566,787
2,000,000	OSI Systems, Inc.(b)	2.2500	08/01/29	1,954,234
				6,521,021

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 91.8% (Continued)
	ENGINEERING & CONSTRUCTION — 2.0%
1,200,000	Granite Construction, Inc.	3.7500	05/15/28	$2,282,080
1,500,000	Granite Construction, Inc.(b)	3.2500	06/15/30	1,925,243
				4,207,323
	HOME CONSTRUCTION — 2.1%
4,000,000	Meritage Homes Corporation(b)	1.7500	05/15/28	4,248,647

	HOUSEHOLD PRODUCTS — 1.6%
3,300,000	Spectrum Brands, Inc.(b)	3.3750	06/01/29	3,344,735

	INSTITUTIONAL FINANCIAL SERVICES — 2.5%
5,200,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	5,063,760

	INSURANCE — 2.6%
5,500,000	Everest Group Ltd. - Bank of Montreal Synthetic(e)	4.6700	09/27/27	5,233,416

	INTERNET MEDIA & SERVICES — 10.4%
2,300,000	Airbnb, Inc.(a)	5.2900	03/15/26	2,143,177
3,500,000	Alphabet, Inc. - UBS AG Synthetic(e)	5.8400	09/25/26	3,920,350
3,500,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	4,248,650
4,000,000	Expedia Group, Inc.(a)	2.9200	02/15/26	3,853,841
4,500,000	Spotify USA, Inc.(a)	(0.5600)	03/15/26	4,534,459
2,600,000	Uber Technologies, Inc.(a)	(6.3500)	12/15/25	2,798,737
				21,499,214
	LEISURE / ENTERTAINMENT — 1.8%
1,000,000	Walt Disney Company - Barclays Bank PLC Synthetic(e)	5.5800	03/02/26	978,600
2,800,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(e)	5.0858	02/27/26	2,730,140
				3,708,740
	LEISURE PRODUCTS — 4.6%
4,500,000	LCI Industries	1.1250	05/15/26	4,483,238
5,200,000	Winnebago Industries, Inc.(b)	3.2500	01/15/30	5,020,383
				9,503,621
	MACHINERY — 3.9%
3,000,000	Cummins, Inc. - Barclays Bank PLC Synthetic(e)	4.9100	02/12/26	3,455,100
4,800,000	John Bean Technologies Corporation	0.2500	05/15/26	4,620,373
				8,075,473

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 91.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.6%
2,000,000	Haemonetics Corporation(b)	2.5000	06/01/29	$1,919,147
1,500,000	NuVasive, Inc.	0.3750	03/15/25	1,471,660
				3,390,807
	OIL & GAS — 3.7%
5,000,000	Schlumberger Limited - Royal Bank of Canada Synthetic(e)	4.6400	09/25/27	4,801,500
2,700,000	Shell PLC - BofA Finance, LLC Synthetic(e)	4.5500	12/18/25	2,821,230
				7,622,730
	RETAIL - DISCRETIONARY — 0.9%
1,400,000	Patrick Industries, Inc.	1.7500	12/01/28	1,937,643

	SEMICONDUCTORS — 6.3%
4,500,000	Intel Corporation - Royal Bank of Canada Synthetic(e)	4.8421	07/15/27	4,138,650
4,500,000	ON Semiconductor Corporation	0.5000	03/01/29	4,493,810
5,000,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	4,384,868
				13,017,328
	SOFTWARE — 5.3%
4,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	4,123,275
4,600,000	Nice Ltd.(a)	5.6300	09/15/25	4,384,299
2,500,000	Pegasystems, Inc.	0.7500	03/01/25	2,459,954
				10,967,528
	TECHNOLOGY HARDWARE — 3.5%
2,500,000	IMAX Corporation	0.5000	04/01/26	2,610,743
4,500,000	Viavi Solutions, Inc.	1.6250	03/15/26	4,530,083
				7,140,826
	TECHNOLOGY SERVICES — 1.5%
3,300,000	Global Payments, Inc.(b)	1.5000	03/01/31	3,148,070

	TRANSPORTATION & LOGISTICS — 4.7%
5,300,000	Air Transport Services Group, Inc.	3.8750	08/15/29	5,062,799
3,000,000	Southwest Airlines Company	1.2500	05/01/25	3,038,295
1,500,000	World Kinect Corporation	3.2500	07/01/28	1,647,162
				9,748,256

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 91.8% (Continued)
	TRANSPORTATION EQUIPMENT — 1.2%
2,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	$2,408,315

	TOTAL CONVERTIBLE BONDS (Cost $181,330,897)			189,420,800

	CORPORATE BONDS — 5.9%
	AEROSPACE & DEFENSE — 0.0%(c)
100,000	General Dynamics Corporation	2.3750	11/15/24	99,897

	BIOTECH & PHARMA — 2.5%
5,000,000	Pfizer Investment Enterprises Pte Ltd.	4.6500	05/19/25	4,997,247

	DIVERSIFIED INDUSTRIALS — 0.0%(c)
100,000	Honeywell International, Inc.	4.8500	11/01/24	100,000

	HOUSEHOLD PRODUCTS — 0.1%
100,000	Estee Lauder Companies, Inc.	2.0000	12/01/24	99,758

	OIL & GAS PRODUCERS — 0.1%
100,000	Eastern Energy Gas Holdings, LLC	2.5000	11/15/24	99,945
100,000	Exxon Mobil Corporation	2.9920	03/19/25	99,308
				199,253
	RETAIL - CONSUMER STAPLES — 2.5%
5,000,000	Walmart, Inc.	3.9000	09/09/25	4,980,713

	RETAIL - DISCRETIONARY — 0.2%
500,000	Home Depot, Inc.	2.7000	04/15/25	495,708

	SEMICONDUCTORS — 0.3%
100,000	Analog Devices, Inc.	2.9500	04/01/25	99,198
500,000	Texas Instruments, Inc.	4.7000	11/18/24	500,015
				599,213

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.9% (Continued)
	TELECOMMUNICATIONS — 0.0%(c)
100,000	Verizon Communications, Inc.	3.5000	11/01/24	$100,000

	TRANSPORTATION & LOGISTICS — 0.2%
400,000	United Parcel Service, Inc.	2.8000	11/15/24	399,760

	TOTAL CORPORATE BONDS (Cost $12,024,903)			12,071,549

Shares
	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
2,944,603	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.76% (Cost $2,944,603)(d)			2,944,603

	TOTAL INVESTMENTS - 99.1% (Cost $196,300,403)			$204,436,952
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%			1,784,673
	NET ASSETS - 100.0%			$206,221,625

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of October 31, 2024

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, the total market value of 144A securities is $24,154,792 or 11.7% of net assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven-day effective yield as of October 31, 2024.

(e)	Interest rate represents the comparable yield on the contingent payment debt instrument. See Note 2.

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 100.2%
	AUTOMOTIVE — 2.6%
1,000,000	Ford Motor Company(a)	2.0400	03/15/26	$972,739

	BIOTECH & PHARMA — 17.6%
1,100,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	1,180,045
827,000	ANI Pharmaceuticals, Inc.(b)	2.2500	09/01/29	858,205
1,000,000	Halozyme Therapeutics, Inc. (e)	1.0000	08/15/28	1,105,541
750,000	Immunocore Holdings plc(b)	2.5000	02/01/30	650,334
750,000	Ironwood Pharmaceuticals, Inc.	1.5000	06/15/26	663,546
1,000,000	Jazz Investments I Ltd.(b)	3.1250	09/15/30	1,030,470
1,000,000	Sarepta Therapeutics, Inc.	1.2500	09/15/27	1,133,743
				6,621,884
	ELECTRIC UTILITIES — 10.7%
1,000,000	Alliant Energy Corporation	3.8750	03/15/26	1,039,689
1,000,000	Ormat Technologies, Inc. (e)	2.5000	07/15/27	1,053,093
1,000,000	PG&E Corporation(b) (e)	4.2500	12/01/27	1,092,111
800,000	PPL Capital Funding, Inc.	2.8750	03/15/28	837,107
				4,022,000
	ELECTRICAL EQUIPMENT — 10.7%
900,000	Advanced Energy Industries, Inc.	2.5000	09/15/28	955,839
1,000,000	Bloom Energy Corporation(e)	3.0000	06/01/28	875,571
1,000,000	Itron, Inc.(b)	1.3750	07/15/30	1,091,438
1,100,000	OSI Systems, Inc.(b)	2.2500	08/01/29	1,074,829
				3,997,677
	INTERNET MEDIA & SERVICES — 3.2%
1,000,000	Uber Technologies, Inc.(b) (e)	0.8750	12/01/28	1,204,691

	LEISURE PRODUCTS — 3.2%
1,250,000	Winnebago Industries, Inc.(b)	3.2500	01/15/30	1,206,823

	MEDICAL EQUIPMENT & DEVICES — 15.3%
1,200,000	Exact Sciences Corporation(b) (e)	2.0000	03/01/30	1,360,886
1,000,000	Haemonetics Corporation(b)	2.5000	06/01/29	959,573
1,200,000	LivaNova USA, Inc.(b)	2.5000	03/15/29	1,262,008
900,000	Merit Medical Systems, Inc.(b)	3.0000	02/01/29	1,170,887

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 100.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 15.3% (Continued)
1,000,000	Repligen Corporation(b)	1.0000	12/15/28	$1,003,708
				5,757,062
	RENEWABLE ENERGY — 3.1%
1,000,000	Array Technologies, Inc.(e)	1.0000	12/01/28	744,420
500,000	Enphase Energy, Inc.(a)	5.3400	03/01/28	420,447
				1,164,867
	SEMICONDUCTORS — 8.4%
1,750,000	Microchip Technology, Inc.	0.1250	11/15/24	1,746,071
1,000,000	MKS Instruments, Inc.(b)	1.2500	06/01/30	963,358
450,000	ON Semiconductor Corporation	0.5000	03/01/29	449,381
				3,158,810
	SOFTWARE — 17.9%
1,000,000	Akamai Technologies, Inc.	0.1250	05/01/25	1,116,468
1,200,000	BlackLine, Inc.(b) (e)	1.0000	06/01/29	1,252,082
1,500,000	Guidewire Software, Inc.(b)	1.2500	11/01/29	1,527,352
1,000,000	Snowflake, Inc.(a),(b)	(0.9200)	10/01/27	1,027,483
1,000,000	Tyler Technologies, Inc.	0.2500	03/15/26	1,269,014
500,000	Varonis Systems, Inc.(b)	1.0000	09/15/29	506,012
				6,698,411
	SPECIALTY FINANCE — 4.4%
1,200,000	SoFi Technologies, Inc.(b) (e)	1.2500	03/15/29	1,643,800

	TECHNOLOGY HARDWARE — 3.1%
1,000,000	Lumentum Holdings, Inc. (e)	1.5000	12/15/29	1,159,730

	TOTAL CONVERTIBLE BONDS (Cost $36,427,714)			37,608,494

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
244,742	BlackRock Liquidity Funds T-Fund, Institutional Class, 4.76% (Cost $244,742)(c)	$244,742

	TOTAL INVESTMENTS - 100.9% (Cost $36,672,456)	$37,853,236
	SECURITIES SOLD SHORT – (46.0)% (Proceeds - $16,719,842)	(17,239,465)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 45.1%	16,898,326
	NET ASSETS - 100.0%	$37,512,097

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2024

Shares		Fair Value
	COMMON STOCKS(d) — (46.0)%
	AUTOMOTIVE - (0.8)%
(30,000)	Ford Motor Company	$(308,700)

	BIOTECH & PHARMA - (7.6)%
(11,800)	Amphastar Pharmaceuticals, Inc.	(596,254)
(7,400)	ANI Pharmaceuticals, Inc.	(423,613)
(12,700)	Halozyme Therapeutics, Inc.	(642,239)
(3,600)	Immunocore Holdings plc - ADR	(110,988)
(15,900)	Ironwood Pharmaceuticals, Inc.	(62,805)
(3,800)	Jazz Pharmaceuticals plc	(418,114)
(4,650)	Sarepta Therapeutics, Inc.	(585,900)
		(2,839,913)
	ELECTRIC UTILITIES - (4.7)%
(7,000)	Alliant Energy Corporation	(420,000)
(5,450)	Ormat Technologies, Inc.	(430,659)
(24,600)	PG&E Corporation	(497,412)
(12,900)	PPL Corporation	(420,024)
		(1,768,095)
	ELECTRICAL EQUIPMENT - (4.8)%
(3,900)	Advanced Energy Industries, Inc.	(423,267)
(37,000)	Bloom Energy Corporation, Class A	(355,200)
(5,200)	Itron, Inc.	(581,152)
(3,400)	OSI Systems, Inc.	(449,514)
		(1,809,133)
	INTERNET MEDIA & SERVICES - (1.9)%
(9,900)	Uber Technologies, Inc.	(713,295)

	LEISURE PRODUCTS - (1.2)%
(7,900)	Winnebago Industries, Inc.	(442,716)

	MEDICAL EQUIPMENT & DEVICES - (7.7)%
(11,250)	Exact Sciences Corporation	(775,463)
(4,700)	Haemonetics Corporation	(334,452)
(10,400)	LivaNova plc	(536,848)
(8,200)	Merit Medical Systems, Inc.	(809,012)

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — (46.0)% (Continued)
	MEDICAL EQUIPMENT & DEVICES - (7.7)% (Continued)
(3,100)	Repligen Corporation	$(416,237)
		(2,872,012)
	RENEWABLE ENERGY - (0.6)%
(27,000)	Array Technologies, Inc.	(176,310)
(600)	Enphase Energy, Inc.	(49,824)
		(226,134)
	SEMICONDUCTORS - (1.6)%
(4,200)	MKS Instruments, Inc.	(417,186)
(2,700)	ON Semiconductor Corporation	(190,323)
		(607,509)
	SOFTWARE - (10.2)%
(7,300)	Akamai Technologies, Inc.	(737,884)
(12,300)	Blackline, Inc.	(681,051)
(3,900)	Guidewire Software, Inc.	(726,414)
(3,700)	Snowflake, Inc.	(424,834)
(1,600)	Tyler Technologies, Inc.	(968,944)
(5,100)	Varonis Systems, Inc.	(256,887)
		(3,796,014)
	SPECIALTY FINANCE - (3.1)%
(104,400)	SoFi Technologies, Inc.	(1,166,148)

	TECHNOLOGY HARDWARE - (1.8)%
(10,800)	Lumentum Holdings, Inc.	(689,796)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $16,719,842)	$(17,239,465)

(a)	Zero coupon bond; rate disclosed is the effective yield as of October 31, 2024.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, the total market value of 144A securities is $20,886,050 or 55.7% of net assets.

(c)	Rate disclosed is the seven-day effective yield as of October 31, 2024.

(d)	Non-income producing security.

(e)	All or a portion of this security is segregated as collateral for the line of credit as of October 31, 2024; total fair value amount of collateral was $8,490,052.

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024

	Miller	Miller	Miller
	Convertible	Intermediate	Market Neutral
	Bond Fund	Bond Fund	Income Fund
Assets:
Investments in Securities at Cost	$640,078,818	$196,300,403	$36,672,456
Investments in Securities at Fair Value	$668,755,565	$204,436,952	$37,853,236
Cash	—	—	16,918,794
Interest Receivable	1,986,398	818,478	222,730
Receivable for Fund Shares Sold	126,726	1,229,782	10,000
Prepaid Expenses and Other Assets	71,382	27,278	17,697
Total Assets	670,940,071	206,512,490	55,022,457

Liabilities:
Securities Sold Short (Proceeds of $0, $0, and $16,719,842)	—	—	17,239,465
Payable for Securities Purchased	—	—	173,188
Accrued Advisory Fees	428,299	69,368	48,329
Interest Payable	—	—	34,798
Payable for Fund Shares Redeemed	430,938	160,966	—
Accrued Distribution Fees	41,731	—	—
Accrued Expenses and Other Liabilities	186,564	60,531	14,580
Total Liabilities	1,087,532	290,865	17,510,360

Net Assets	$669,852,539	$206,221,625	$37,512,097

Composition of Net Assets:
At October 31, 2024, Net Assets consisted of:
Paid-in-Capital	$707,211,774	$206,055,959	$36,073,608
Accumulated Earnings (Deficits)	(37,359,235)	165,666	1,438,489
Net Assets	$669,852,539	$206,221,625	$37,512,097

Net Asset Value Per Share
Class A Shares
Net Assets	$40,176,708
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	3,123,040
Net Asset Value and Redemption Price per Share	$12.86
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 3.75%)	$13.36

Class I Shares
Net Assets	$600,642,441	$206,221,625	$37,512,097
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	46,853,312	12,520,530	3,541,842
Net Asset Value, Offering and Redemption Price per Share	$12.82	$16.47	$10.59

Class C Shares
Net Assets	$29,033,390
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	2,288,580
Net Asset Value, Offering and Redemption Price per Share	$12.69

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF OPERATIONS
For the Year/Period Ended October 31, 2024

	Miller	Miller	Miller
	Convertible	Intermediate	Market Neutral
	Bond Fund	Bond Fund	Income Fund*
Investment Income:
Interest Income	$15,099,704	$5,601,030	$918,494
Dividend Income	54,364	—	—
Total Investment Income	15,154,068	5,601,030	918,494

Expenses:
Investment Advisory Fees	5,085,796	1,368,964	235,800
Dividend expense on securities sold short	—	—	36,665
Distribution Fees (Class A)	199,410	—	—
Distribution Fees (Class C)	307,407	—	—
Third Party Administrative Services Fees	586,750	186,637	18,108
Administration Fees	260,479	91,841	35,174
Transfer Agent Fees	196,589	33,231	22,045
Trustees’ Fees	174,499	46,848	1,759
Audit Fees	119,350	38,106	3,686
Registration and Filing Fees	81,230	30,001	4,511
Custodian Fees	62,613	26,108	6,238
Legal Fees	58,883	16,192	4,427
Printing Expense	88,922	19,849	4,023
Chief Compliance Officer Fees	46,367	11,973	885
Insurance Expense	37,816	12,465	53
Interest Expense	—	—	34,798
Miscellaneous Expenses	83,917	22,862	3,279
Total Expenses	7,390,028	1,905,077	411,451
Less: Fees Waived by Adviser	—	(96,745)	(93,990)
Net Expenses	7,390,028	1,808,332	317,461
Net Investment Income	7,764,040	3,792,698	601,033

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	1,774,228	4,393,266	1,305,081
Short Sales	—	—	(709,808)
Total Net Realized Gain	1,774,228	4,393,266	595,273

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	74,308,304	14,578,149	1,180,780
Short Sales	—	—	(519,623)
Total Net Change in Unrealized Appreciation	74,308,304	14,578,149	661,157
Net Realized and Unrealized Gain on Investments	76,082,532	18,971,415	1,256,430

Net Increase in Net Assets Resulting From Operations	$83,846,572	$22,764,113	$1,857,463

*	For the period December 29, 2023 (commencement of operations) to October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	October 31, 2024	October 31, 2023
Operations:
Net Investment Income	$7,764,040	$7,978,595
Net Realized Gain (Loss) on Investments	1,774,228	(20,028,799)
Net Change in Unrealized Appreciation (Depreciation) on Investments	74,308,304	14,785,899
Net Increase in Net Assets Resulting From Operations	83,846,572	2,735,695

Distributions to Shareholders From:
Total Distributions Paid
Class A ($0.45 and $0.34 per share, respectively)	(1,402,792)	(1,077,705)
Class I ($0.51 and $0.40 per share, respectively)	(24,140,407)	(22,528,881)
Class C ($0.38 and $0.28 per share, respectively)	(932,926)	(843,033)
Total Distributions to Shareholders	(26,476,125)	(24,449,619)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	7,375,419	5,424,943
Distributions Reinvested	1,289,197	993,776
Cost of Shares Redeemed	(8,938,520)	(8,978,937)
Total Class A Shares	(273,904)	(2,560,218)
Class I
Proceeds from Shares Issued	112,438,724	106,160,680
Distributions Reinvested	18,646,247	16,627,938
Cost of Shares Redeemed	(204,299,059)	(245,377,818)
Total Class I Shares	(73,214,088)	(122,589,200)
Class C
Proceeds from Shares Issued	1,404,611	652,505
Distributions Reinvested	865,899	748,831
Cost of Shares Redeemed	(7,141,786)	(12,005,133)
Total Class C Shares	(4,871,276)	(10,603,797)
Total Beneficial Interest Transactions	(78,359,268)	(135,753,215)

Decrease in Net Assets	(20,988,821)	(157,467,139)

Net Assets:
Beginning of Year	690,841,360	848,308,499
End of Year	$669,852,539	$690,841,360

SHARE ACTIVITY
Class A:
Shares Issued	576,669	438,215
Shares Reinvested	101,128	81,506
Shares Redeemed	(701,551)	(731,264)
Net decrease in shares of beneficial interest outstanding	(23,754)	(211,543)

Class I:
Shares Issued	8,875,930	8,633,441
Shares Reinvested	1,469,935	1,367,967
Shares Redeemed	(16,317,826)	(19,966,099)
Net decrease in shares of beneficial interest outstanding	(5,971,961)	(9,964,691)

Class C:
Shares Issued	111,025	53,145
Shares Reinvested	68,814	62,280
Shares Redeemed	(569,989)	(985,960)
Net decrease in shares of beneficial interest outstanding	(390,150)	(870,535)

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	October 31, 2024	October 31, 2023
Operations:
Net Investment Income	$3,792,698	$3,122,174
Net Realized Gain (Loss) on Investments	4,393,266	(3,885,185)
Net Change in Unrealized Appreciation (Depreciation) on Investments	14,578,149	2,570,865
Net Increase in Net Assets Resulting From Operations	22,764,113	1,807,854

Total Distributions Paid
Class I ($0.67 and $0.52 per share, respectively)	(7,613,622)	(5,180,224)
Total Distributions to Shareholders	(7,613,622)	(5,180,224)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	78,672,377	74,726,076
Distributions Reinvested	7,312,783	4,997,991
Cost of Shares Redeemed	(58,045,016)	(40,954,529)
Total Class I Shares	27,940,144	38,769,538
Total Beneficial Interest Transactions	27,940,144	38,769,538

Increase in Net Assets	43,090,635	35,397,168

Net Assets:
Beginning of Year	163,130,990	127,733,822
End of Year	$206,221,625	$163,130,990

SHARE ACTIVITY
Class I:
Shares Issued	4,859,021	4,803,826
Shares Reinvested	453,590	322,458
Shares Redeemed	(3,626,624)	(2,621,061)
Net increase in shares of beneficial interest outstanding	1,685,987	2,505,223

The accompanying notes are an integral part of these financial statements.

Miller Market Neutral Income Fund
STATEMENT OF CHANGES IN NET ASSETS

Period*
Ended
October 31, 2024
Operations:
Net Investment Income	$601,033
Net Realized Gain on Investments	595,273
Net Change in Unrealized Appreciation (Depreciation) on Investments	661,157
Net Increase in Net Assets Resulting From Operations	1,857,463

Total Distributions Paid
Class I ($0.20 per share)	(431,381)
Total Distributions to Shareholders	(431,381)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	38,953,981
Distributions Reinvested	414,125
Cost of Shares Redeemed	(3,282,091)
Total Class I Shares	36,086,015
Total Beneficial Interest Transactions	36,086,015

Increase in Net Assets	37,512,097

Net Assets:
Beginning of Period	—
End of Period	$37,512,097

SHARE ACTIVITY
Class I:
Shares Issued	3,819,986
Shares Reinvested	40,014
Shares Redeemed	(318,158)
Net increase in shares of beneficial interest outstanding	3,541,842

*	For the period December 29, 2023 (commencement of operations) to October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class A

	Year Ended October 31,
	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$11.82	$12.21	$14.53	$13.78	$12.56
Increase (decrease) from operations:
Net investment income (loss) (a)	0.09	0.07	0.01	(0.05)	0.05
Net gain (loss) from securities (both realized and unrealized)	1.40	(0.12)	(1.29)	1.49	1.48
Total from operations	1.49	(0.05)	(1.28)	1.44	1.53

Distributions to shareholders from:
Net investment income	(0.45)	(0.34)	(0.43)	(0.64)	(0.31)
Net realized gain	—	—	(0.61)	(0.05)	—
Total distributions	(0.45)	(0.34)	(1.04)	(0.69)	(0.31)

Net Asset Value, End of Year	$12.86	$11.82	$12.21	$14.53	$13.78

Total Return (b)	12.64%	(0.51)%	(9.45)%	10.54%	12.33%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$40,177	$37,208	$41,006	$40,582	$53,385
Ratio of expenses to average net assets	1.51%	1.49%	1.47%	1.46%	1.49%
Ratio of net investment income (loss) to average net assets	0.72%	0.59%	0.09%	(0.36)%	0.40%
Portfolio turnover rate	73%	75%	73%	98%	94%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class I

	Year Ended October 31,
	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$11.78	$12.18	$14.49	$13.75	$12.55
Increase (decrease) from operations:
Net investment income (a)	0.15	0.13	0.08	0.02	0.12
Net gain (loss) from securities (both realized and unreal	1.40	(0.13)	(1.30)	1.49	1.47
Total from operations	1.55	—	(1.22)	1.51	1.59

Distributions to shareholders from:
Net investment income	(0.51)	(0.40)	(0.48)	(0.72)	(0.39)
Net realized gain	—	—	(0.61)	(0.05)	—
Total distributions	(0.51)	(0.40)	(1.09)	(0.77)	(0.39)

Net Asset Value, End of Year	$12.82	$11.78	$12.18	$14.49	$13.75

Total Return (b)	13.23%	(0.10)%	(8.95)%	11.04%	12.93%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$600,642	$622,382	$764,478	$873,184	$619,010
Ratio of expenses to average net assets	1.02%	0.99%	0.97%	0.96%	0.99%
Ratio of net investment income to average net assets	1.22%	1.09%	0.57%	0.13%	0.89%
Portfolio turnover rate	73%	75%	73%	98%	94%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class C

	Year Ended October 31,
	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$11.67	$12.07	$14.38	$13.64	$12.45
Increase (decrease) from operations:
Net investment income (loss) (a)	0.03	0.01	(0.06)	(0.13)	(0.01)
Net gain (loss) from securities (both realized and unrealized)	1.37	(0.13)	(1.27)	1.49	1.45
Total from operations	1.40	(0.12)	(1.33)	1.36	1.44

Distributions to shareholders from:
Net investment income	(0.38)	(0.28)	(0.37)	(0.57)	(0.25)
Net realized gain	—	—	(0.61)	(0.05)	—
Total distributions	(0.38)	(0.28)	(0.98)	(0.62)	(0.25)

Net Asset Value, End of Year	$12.69	$11.67	$12.07	$14.38	$13.64

Total Return (b)	12.09%	(1.05)%	(9.82)%	9.99%	11.68%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$29,033	$31,251	$42,825	$60,040	$59,182
Ratio of expenses to average net assets	2.02%	1.99%	1.97%	1.96%	1.99%
Ratio of net investment income (loss) to average net assets	0.22%	0.09%	(0.45)%	(0.86)%	(0.10)%
Portfolio turnover rate	73%	75%	73%	98%	94%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class I

	Year Ended October 31,
	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$15.06	$15.34	$17.52	$16.64	$16.09
Increase from operations:
Net investment income (a)	0.34	0.31	0.16	0.07	0.24
Net gain (loss) from securities (both realized and unrealized)	1.74	(0.07)	(1.34)	1.72	0.93
Total from operations	2.08	0.24	(1.18)	1.79	1.17

Distributions to shareholders from:
Net investment income	(0.67)	(0.52)	(0.49)	(0.91)	(0.62)
Net realized gain	—	—	(0.51)	—	—
Total distributions	(0.67)	(0.52)	(1.00)	(0.91)	(0.62)

Net Asset Value, End of Year	$16.47	$15.06	$15.34	$17.52	$16.64

Total Return (b)	14.00%	1.48%	(7.08)%	10.83%	7.45%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$206,222	$163,131	$127,734	$127,660	$76,558
Ratio of expenses to average net assets,
before reimbursement/recapture	1.04%	0.98%	1.00%	0.98%	1.06%
net of reimbursement/recapture	0.99%	0.98%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	2.08%	1.96%	1.00%	0.38%	1.46%
Portfolio turnover rate	115%	106%	79%	113%	106%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

The accompanying notes are an integral part of these financial statements.

Miller Market Neutral Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class I
	Period*
	Ended October 31,
	2024

Net Asset Value, Beginning of Period	$10.00
Increase from operations:
Net investment income (a)	0.28
Net gain from securities (both realized and unrealized)	0.51
Total from operations	0.79

Distributions to shareholders from:
Net investment income	(0.20)
Total distributions	(0.20)

Net Asset Value, End of Period	$10.59

Total Return (b)	7.98	% (e)

Ratios/Supplemental Data
Net assets, end of Period (in 000’s)	$37,512
Ratio of expenses to average net assets,
before reimbursement	2.17	% (c)(d)
net of reimbursement	1.68	% (c)(d)
Ratio of net investment income to average net assets	3.17	% (c)(d)
Portfolio turnover rate	406	% (e)

*	Miller Market Neutral Income Fund Class I commenced operations on December 29, 2023.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Ratio of expenses and net investment income to average net assets includes interest and dividend expenses of 0.38% of average net assets.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), Miller Intermediate Bond Fund (the “Intermediate Bond Fund”), and Miller Market Neutral Income Fund (the “Market Neutral Fund”), referred to collectively, as the “Funds”, are separate series of the Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Convertible Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Intermediate Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. The Market Neutral Fund’s primary investment objective is to provide total return through a combination of current income and capital appreciation with low correlation to equity and fixed income markets consistent with stability of principal.

The Convertible Bond Fund currently offers Class A, Class I and Class C shares of which Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. Intermediate Bond Fund and Market Neutral Fund currently offer only Class I shares which commenced operations on December 31, 2014, and December 29, 2023, respectively. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.75%. Each class of Convertible Bond Fund represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Convertible Bond Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Wellesley Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies” including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. Debt securities and long-term U.S. Treasury obligations (other than short- term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in, or counterparty to, the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.

The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Adviser, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2024 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$655,507,051	$—	$655,507,051
Short-Term Investments	13,248,514	—	—	13,248,514
Total Investments in Securities	$13,248,514	$655,507,051	$—	$668,755,565

Intermediate Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$189,420,800	$—	$189,420,800
Corporate Bonds*	—	12,071,549	—	12,071,549
Short-Term Investments	2,944,603	—	—	2,944,603
Total Investments in Securities	$2,944,603	$201,492,349	$—	$204,436,952

Market Neutral Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$37,608,494	$—	$37,608,494
Short-Term Investments	244,742	—	—	244,742
Total Investments in Securities	$244,742	$37,608,494	$—	$37,853,236

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stocks*	$17,239,465	$—	$—	$17,239,465

The Funds did not hold any Level 3 securities during the year.

*	Please refer to the Schedule of Investments for industry classifications.

Equity Risk – Common stocks are susceptible to general stock market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change, and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Synthetic Convertible Bond Risk – A synthetic convertible bond security is a single security issued by an investment bank, broker-dealer or other financial institution that is designed to have the same attributes of a convertible security had it been issued by the designated underlying company. Like ordinary convertible bonds, a synthetic convertible bond is a fixed-income corporate debt security that yields interest payments with conversion features. Importantly, the credit rating of a synthetic convertible bond is based on the issuing financial institution’s credit rating and not the underlying company. Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

The Funds invest in synthetic convertible bonds which may be packaged by investment banks and brokerage firms. Synthetic convertible bonds include structured equity linked products that combine unrelated securities which together have the characteristics of convertible securities: a fixed-income component and a convertible component. The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as zero coupon, corporate or government bonds. The convertible component is achieved by investing in warrants or options to buy or sell common stock or various indices at a certain exercise price, or options on a stock index.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Synthetic convertible bonds also include index-linked and equity-linked convertible structured notes. Index-linked and equity-linked notes are securities, the value of which fluctuates based on the value of a basket of stocks or other securities (in the case of index-linked notes) or a single security (in the case of equity-linked notes). Many index- linked and equity-linked notes have a guarantee feature (usually supplied by a brokerage house or bank) that guarantees return of the original issue price, providing substantial protection against a decline in price, while preserving the ability for capital appreciation if the underlying basket of securities increases in value. Synthetic convertible bonds held by the Funds are contingent payment debt instruments that accrue interest income at the stated coupon rate for book purposes but at the comparable yield for tax purposes.

Leverage Risk –The use of leverage through activities such as borrowing or purchasing derivatives can magnify the effects of changes in the value of the Market Neutral Fund and make the Market Neutral Fund’s share price more volatile and sensitive to market movements. The leveraged investment techniques that the Market Neutral Fund employs could cause investors in the Market Neutral Fund to lose more money in adverse environments. Leverage may result in the creation of a liability that requires the Market Neutral Fund to pay interest or fees, which may be greater than the income or gain received by the Market Neutral Fund from the securities purchased with leverage proceeds.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but have borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. As of October 31, 2024, the Market Neutral Fund had open short positions.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted or amortized over the life of the respective securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open fiscal year ends October 31, 2021 through October 31, 2023, or expected to be taken in the Funds’ current fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended October 31, 2024, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The activities of the Funds are overseen by the Board. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% for the Convertible Bond Fund and the Intermediate Bond Fund of the average daily net assets of each respective Fund. The Market Neutral Fund pays the Adviser an annual rate of 1.25% of the average daily net assets of the Fund. For the year ended October 31, 2024, the Adviser earned management fees of $5,085,796, $1,368,964, and $235,800 for the Convertible Bond Fund, Intermediate Bond Fund, and Market Neutral Fund, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”), had contractually agreed to reduce its fees and/or absorb expenses of the Intermediate Bond Fund and the Market Neutral Fund through November 7, 2025 and February 27, 2026, respectively, to ensure that net annual operating expenses (excluding any would front- end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) would not exceed 0.99% of the Intermediate Bond Fund’s average daily net assets for Class I shares and 1.30% of the Market Neutral Fund’s average daily net assets for Class I shares. The Agreement allowed the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fell below the above indicated expense limitations. The amounts that could be recovered were limited to the difference between the actual expense ratio and the amount of the expense limitation during the 36 month period following such waiver or reimbursement. The potential recoupment amounts were the lesser of: (i) the expense cap in effect at the time of the fee waiver/recoupment; or (ii) the expense cap in effect at the time of recapture. The Adviser may change this voluntary discontinuance at any time, subject to the terms of the Expense Limitation Agreement.

For the year ended October 31, 2024, the Adviser waived fees of $96,745 from the Intermediate Bond Fund and $93,990 from the Market Neutral Fund. As of October 31, 2024, the following amounts are subject to recapture by the Adviser by October 31, of the following years:

	2025	2026	2027
Intermediate Bond Fund	$64,781	$11,221	$96,745
Market Neutral Fund	—	—	93,990

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Convertible Bond Fund’s Class A shares and Class C shares pay 0.50% and 1.00%, respectively, per year of its average daily net assets for such distribution and shareholder service activities under the Plan. For the year ended October 31, 2024, the 12b-1 fees accrued amounted to $199,410 and $307,407 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the year ended October 31, 2024, the Distributor received $41,123 in underwriting commissions for sales of Class A and C shares, of which $3,272 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Trustee Fees – Each Trustee who is not affiliated with the Trust or the Adviser receives an annual retainer fee of $55,000, as well as $14,000 for one annual in-person meeting and $8,000 for all meetings conducted by telephone. Any additional as needed meetings, either in person or by telephone are covered by the retainer fee. The Trustee who is chair of the Audit Committee receives an additional payment of $3,000 as an annual retainer fee for serving in that capacity. None of the Trustees who are affiliated with the Trust receive compensation from the Trust.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities and U.S. government securities, for the year ended October 31, 2024, amounted to $482,869,821 and $593,262,970, respectively, for the Convertible Bond Fund, $234,731,850 and $204,640,682, respectively, for the Intermediate Bond Fund, and $71,848,071, and $36,246,582, respectively, for the Market Neutral Fund. The cost of purchases and the proceeds from the sale of Short-sales securities for the year ended October 31, 2024, amounted to $30,103,105 and $14,093,072, respectively for the Market Neutral Fund. The cost of purchases and the proceeds from the sale of U.S. Government securities for the year ended October 31, 2024, amounted to $0 and $200,000, respectively, for the Convertible Bond Fund, and $4,926,774 and $4,943,388, respectively for the Intermediate Bond Fund, and $23,076,293 and $23,140,268 respectively for the Market Neutral Fund.

5.	LINE OF CREDIT

The Market Neutral Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Market Neutral Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed, with an exception it expects to limit its borrowings for investment purposes to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed). Securities pledged as collateral for the line of credit as of October 31, 2024 are disclosed on Market Neutral Fund’s Schedule of Investments. The fair value of securities pledged as collateral as of October 31, 2024, was $8,490,052 for the Market Neutral Fund.

The Market Neutral Fund has entered into an asset based financing agreement with BNP Paribas. There was no balance outstanding on the loan has as of October 31, 2024 and the amount of the commitment is based on the assets in a collateral account securing the line. The maximum borrowing on the loan was $2,300,000 and the average borrowing on the loan was $840,377 at an average rate of 6.04%.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2024 were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Convertible Bond Fund	$653,899,005	$42,438,458	$(27,581,898)	$14,856,560
Intermediate Bond Fund	199,009,171	10,590,009	(5,162,228)	5,427,781
Market Neutral Fund	20,001,738	2,301,455	(1,689,422)	612,033

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years were as follows:

For the year ended October 31, 2024:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$26,476,124	$—	$—	$26,476,124
Intermediate Bond Fund	7,613,622	—	—	7,613,622
Market Neutral Income	431,381	—	—	431,381

For the year ended October 31, 2023:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$24,449,619	$—	$—	$24,449,619
Intermediate Bond Fund	5,180,224	—	—	5,180,224
Market Neutral Income	—	—	—	—

As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Convertible Bond Fund	$3,645,794	$—	$(55,861,589)	$—	$14,856,560	$(37,359,235)
Intermediate Bond Fund	1,203,208	—	(6,465,323)	—	5,427,781	$165,666
Market Neutral Income	826,456	—	—	—	612,033	$1,438,489

The difference between book basis and tax basis distributable earnings and unrealized depreciation is primarily attributable to income on contingent convertible debt securities, Section 305(c) deemed dividend distributions, and the tax deferral of losses on wash sales.

At October 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Convertible Bond Fund	$13,823,985	$42,037,604	$55,861,589	$—
Intermediate Bond Fund	232,771	6,232,552	6,465,323	1,228,861
Market Neutral Income	—	—	—	—

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non- deductible expenses, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2024, as follows:

	Paid	Total
	In	Distributable
	Capital	Earnings (Losses)
Convertible Bond Fund	$—	$—
Intermediate Bond Fund	—	—
Market Neutral Income	(12,407)	12,407

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2024, Charles Schwab & Co, Inc. accounts holding shares for the benefit of others in nominee name, held approximately 28%, 35%, and 48%, respectively, of the voting securities of the Convertible Bond Fund, Intermediate Bond Fund, and Market Neutral Fund, respectively. As of October 31, 2024, National Financial Services, LLC accounts holding shares for the benefit of others in nominee name, held approximately 36%, and 52% of the voting securities of the Intermediate Bond Fund and Market Neutral Fund, respectively. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any of the Funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Miller Investment Trust and the Shareholders of

Miller Convertible Bond Fund, Miller Intermediate Bond Fund, and Miller Market Neutral Income Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Miller Convertible Bond Fund, Miller Intermediate Bond Fund, and Miller Market Neutral Income Fund (the “Funds”), each a fund constituting the Miller Investment Trust (the “Trust”), including i) with respect to Miller Convertible Bond Fund and Miller Intermediate Bond Fund, the schedules of investments as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes, and ii) with respect to Miller Market Neutral Income Fund, the schedule of investments as of October 31, 2024, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 29, 2023 (commencement of operations) to October 31, 2024, and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds listed above constituting the Trust as of October 31, 2024, and, with respect to Miller Convertible Bond Fund and Miller Intermediate Bond Fund, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and, with respect to Miller Market Neutral Income Fund, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 29, 2023 (commencement of operations) to October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
December 23, 2024

We have served as the auditor of one or more affiliated investment companies of Miller Investment Trust since 2018.

Renewal of the Management Agreements and Review of 15(c) Materials

At the Meeting held on October 22, 2024, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the Management Agreement between the Miller Investment Trust and Wellesley Asset Management, Inc. (the “Adviser”) with respect to the Miller Convertible Bond Fund (“Convertible Bond Fund”) and Miller Intermediate Bond Fund (“Intermediate Bond Fund”) and Miller Market Neutral Income Fund (“Market Neutral Fund”) (each a “Management Agreement” and collectively the “Management Agreements).

The Board relied upon each Trustee’s own business judgment and relevant court cases in determining the material factors to be considered when evaluating the Management Agreements and the weight to be given to each factor. The Board based its conclusions on a comprehensive evaluation of all the information provided by the Adviser and not on any one factor exclusively. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreements. Matters considered by the Board, including the Independent Trustees, in connection with its approval of each Management Agreement included the following:

Nature, Extent and Quality of Services and Personnel. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the advisory services provided to each Fund. The Board considered information regarding the Adviser’s efforts around compliance and investment processes. The Trustees discussed the Adviser’s personnel, and the quality of service provided by them, which among other things requires specialized skill in sourcing sufficient suitable convertible and synthetic convertible bonds. The Board discussed the financial strength of the Adviser after reviewing financial information about it and concluded that it is satisfied that the Adviser continues to be in the position to deliver high quality services to the Funds and their shareholders. The Board further concluded that the Adviser’s management team and the Adviser’s overall resources were adequate, and that the Adviser has personnel with the requisite investment management skills and who are more than capable to perform its duties under each Management Agreement.

Performance. The Trustees reviewed the performance of each Fund. It was noted that certain strategies were also used by the Adviser when and with different costs associated with providing advisory services to separately managed account and hedge fund clients but that such accounts were managed in part with key differences in strategies because of the regulatory constraints of the 1940 Act and IRS tax rules imposed on registered investment companies. The Board noted that the Market Neutral Fund did not have performance data available since it had not yet been launched.

Convertible Bond Fund. The Board noted that for the one, three, and five-year periods ended September 30, 2024, the Convertible Bond Fund’s Class I shares had returns of 10.63%, 1.63%, and 5.48%, respectively. It was noted that the Convertible Bond Fund underperformed its peer group average of 15.96% for the one-year period, outperformed its peer group average of -0.45% over the three-year period and underperformed its peer group average of 10.44% over the five-year period. Similarly, the Fund underperformed the “Convertibles” Morningstar Category average of 14.57% for the one-year period, outperformed the category average of -0.60% for the three-year period and underperformed the category average of 8.95% during the five-year period. The Board considered that the Adviser’s goal is for the Fund’s total return to outperform its peer group over full market cycles. It was further noted that it is the Adviser’s expectation that the Fund is designed to have strong performance relative to its peer group during bear markets, which was largely proven during the most recent one-year period.

Intermediate Bond Fund. The Board noted that for the one-, three-, and five-year periods ended September 30, 2024, the Intermediate Bond Fund had returns of 12.14%, 2.81%, and 5.37%, respectively. It was noted that the Intermediate Bond Fund underperformed its peer group average of 13.91% for the one-year period but outperformed its peer group average of 0.00% and 1.79% for the three-, and five-year periods, respectively. It was further noted that the Intermediate Bond Fund also underperformed the Morningstar Category average of 12.86% for the one-year period, but outperformed the category averages of 1.41% and 2.66% for the three- and five-year periods ended August 31, 2023, respectively. It was noted that it is the Adviser’s expectation for the Fund is designed to have strong performance relative to its peer group during bear markets.

With respect to each of the operational Funds, the Board found that the Adviser continues to not deviate from its strategy to achieve favorable risk-adjusted returns throughout the stages of market cycles. The Board concluded that each Fund’s performance was reasonable, especially considering recent market volatility and economic uncertainty.

Market Neutral Fund. The Board noted that the Market Neutral Fund had not yet had a one-year performance period or past its initial two-year advisory contract period as of the date of its meeting.

Fees & Expenses. The Trustees reviewed the fees charged by the Funds, including reviewing the fees compared to the Funds’ respective peer groups and Morningstar Categories. The Trustees further considered the fact that the Adviser manages separately managed accounts and a private fund with similar investment strategies and with different costs associated with providing advisory services to such clients.

Convertible Bond Fund. The Trustees noted that the Convertible Bond Fund’s advisory fee rate of 0.75% was higher than the peer group average of 0.63% and the Morningstar Category average of 0.67%. The Trustees further noted that the Convertible Bond Fund’s net expense ratio rate of 0.99% was higher than the peer group average of 0.71%, but was lower the Morningstar Category average of 1.12%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds and the Morningstar Category, especially in light of the fact that certain peer funds were considerably larger in terms of assets or part of fund complexes that were considerably larger in terms of aggregate assets under management.

Intermediate Bond Fund. The Trustees noted that the Intermediate Bond Fund’s fee rate of 0.75% was higher than the peer group average of 0.41% and the Morningstar Category average of 0.38%. The Trustees further noted that the Intermediate Bond Fund’s net expense ratio rate of 0.99% was higher than the peer group average of 0.58% and the Morningstar Category average of 0.78%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerably larger in terms of assets or part of fund complexes that were considerably larger in terms of aggregate assets under management..

Market Neutral Fund. The Trustees noted that the Market Neutral Fund’s fee rate of 1.25% was higher than the peer group average and Morningstar Category average, which were both 0.85%. The Trustees further noted that the Market Neutral Fund’s net expense ratio rate of 1.30% for Class I shares was higher than the peer group average of 1.08% and lower than the Morningstar Category average of 1.35%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerably larger in terms of assets or part of fund complexes that were considerably larger in terms of aggregate assets under management.

Economies of Scale. The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Funds. The Trustees stated that they will continue to review the Adviser’s projections for asset growth of each Fund over the next 12 months. Furthermore, the Board concluded that the size of each Fund had not reached sufficient size to result in material economies of scale and thus fee breakpoints were not appropriate at this time.

Profitability. The Trustees considered the expenses of the Adviser associated with managing each Fund, and reviewed the profits realized by the Adviser with respect to each Fund and took into consideration other benefits to the Adviser. The Board found the profit earned by the Adviser with respect to each Fund to be acceptable and not unreasonable or excessive. Based on financial information provided by the Adviser, the Board also found that the Adviser was in a strong position to continue to provide the high level and quality of services that it currently provides to the Funds. The Board reviewed pro forma profitability information about the Market Neutral Fund since it had not yet launched.

Fall Out Benefits. The Trustees considered the fact that there is some slight benefit to the Adviser’s SMA and private fund business due to the publicity that the registered Funds receive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreements, the Board, including all of the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable and approved the continuance of the respective Management Agreements and the advisory fees thereunder as in the best interest of each Fund and its shareholders.

MILLER FUNDS

Advisor	Wellesley Asset Management, Inc. 100 Market Street, Suite 203 Portsmouth, NH 03801
Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
Legal Counsel	Thompson Hine LLP 1919 M Street, N.W. – Suite 700 Washington, DC 20036
Transfer Agent	Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
Custodian	Bank of New York Mellon Corp. 101 Barclay Street New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 877-441-4434.

Miller Funds ● 225 Pictoria Drive ● Suite 450 ● Cincinnati, OH 45246
877-441-4434

Miller Funds
ADDITIONAL INFORMATION (Unaudited)
October 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Refer to page 35 of the financial statements included herein.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Miller Investment Trust

By (Signature and Title)

/s/ Michael Miller
Michael Miller, Principal Executive Officer/President

Date	5/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael Miller
Michael Miller, Principal Executive Officer/President

Date	5/5/25

By (Signature and Title)

/s/ James Buckham
James Buckham, Principal Financial Officer/Treasurer

Date	5/5/25